Consolidated statement of comprehensive income - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Consolidated statement of comprehensive income
Profit after income tax expense	$ 4,005	$ 2,415	$ 3,284
Profit after income tax expense, percentage movement from prior period	66.00%
Profit after income tax expense, percentage movement from same period of prior year	22.00%
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ (2)	(178)	(140)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	(99.00%)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from same period of prior year	(99.00%)
Cash flow hedging instruments	$ 522	82	1,222
Cash flow hedging instruments, percentage movement from same period of prior year	(57.00%)
Transferred to income statements:
Debt securities measured at FVOCI	$ (65)	(49)	(205)
Debt securities measured at FVOCI, percentage movement from prior period	33.00%
Debt securities measured at FVOCI, percentage movement from same period of prior year	(68.00%)
Cash flow hedging instruments	$ (418)	(424)	(10)
Cash flow hedging instruments, percentage movement from prior period	(1.00%)
Loss allowance on debt securities measured at FVOCI	$ 1		(2)
Exchange differences on translation of foreign operations (net of associated hedges)	378	(98)	(166)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ 21	66	100
Debt securities measured at FVOCI, percentage movement from prior period	(68.00%)
Debt securities measured at FVOCI, percentage movement from same period of prior year	(79.00%)
Cash flow hedging instruments	$ (32)	106	(359)
Cash flow hedging instruments, percentage movement from same period of prior year	(91.00%)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	$ (25)	(54)	146
Gains/(losses) on equity securities measured at FVOCI (net of tax), percentage movement from prior period	(54.00%)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	$ 43	35	45
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from prior period	23.00%
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from same period of prior year	(4.00%)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	$ (181)	388	58
Net other comprehensive income/(expense) (net of tax)	$ 242	(126)	689
Net other comprehensive income/(expense) (net of tax), percentage movement from same period of prior year	(65.00%)
Total comprehensive income/(expense)	$ 4,247	2,289	3,973
Attributable to:
Owners of WBC	$ 4,243	2,287	3,970
Owners of WBC, percentage movement from prior period	86.00%
Owners of WBC, percentage movement from same period of prior year	7.00%
NCI	$ 4	2	3
NCI, percentage movement from prior period	100.00%
NCI, percentage movement from same period of prior year	33.00%
Total comprehensive income/(expense)	$ 4,247	$ 2,289	$ 3,973
Total comprehensive income/(expense), percentage movement from prior period	86.00%
Total comprehensive income/(expense), percentage movement from same period of prior year	7.00%